31. Risks and Financial Instruments (Details 7) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Gain (loss) on hedging instruments	R$ (157.2)	R$ (196.8)	R$ (144.2)
Profit or loss | Exchange rate swaps receivable in U.S. dollars
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Gain (loss) on hedging instruments	(72.1)	(177.0)	(143.1)
Profit or loss | Exchange rate swaps payable in U.S. dollars
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Gain (loss) on hedging instruments	3.2	9.2	(2.2)
Profit or loss | Interest rate swaps in R$
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Gain (loss) on hedging instruments	15.9	(0.5)	1.1
Profit or loss | Non-derivative financial instruments
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Gain (loss) on hedging instruments	(104.2)	(28.5)
Equity
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Gain (loss) on hedging instruments	(31.4)	(28.7)	(25.0)
Equity | Exchange rate swaps receivable in U.S. dollars
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Gain (loss) on hedging instruments	5.3	(13.8)	6.3
Equity | Exchange rate swaps payable in U.S. dollars
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Gain (loss) on hedging instruments	0.0	0.0	(31.3)
Equity | Interest rate swaps in R$
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Gain (loss) on hedging instruments	0.0	0.0	R$ 0.0
Equity | Non-derivative financial instruments
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Gain (loss) on hedging instruments	R$ (36.7)	R$ (14.9)